Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended December 31 (in thousands):

	2023	2022	2021
Numerator:
Net income	$576,299	$559,210	$1,052,841
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,879	20,482	20,345
Effect of dilutive securities:
Dilutive effect of non-vested shares	25	19	239
Diluted weighted average common shares outstanding	19,904	20,501	20,584